Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Balance, beginning at Dec. 31, 2016	$ 23,470	$ 35,341,669	$ (48,925,993)	$ 308,611	$ (13,252,243)
Balance, beginning (in shares) at Dec. 31, 2016	234,704,655
Reclassification of derivatives removal of price protection in warrants		7,614,974			7,614,974
Issuance of common stock upon conversion of debt and related interest	$ 8,482	21,601,191			21,609,673
Issuance of common stock upon conversion of debt and related interest (in shares)	84,822,006
Issuance of common stock for cash	$ 5,846	8,994,444			9,000,290
Issuance of common stock for cash (in shares)	58,463,770
Common stock issued for services	$ 60	140,091			140,151
Common stock issued for services (in shares)	593,557
Stock-based compensation		5,650,072			5,650,072
Common stock issued with note payable	$ 450	841,277			841,727
Common stock issued with note payable (in shares)	4,500,000
Common stock issued for debt issuance costs	$ 120	224,340			224,460
Common stock issued for debt issuance costs (in shares)	1,200,000
Cash and common stock issued for equity issuance costs	$ 100	(664,644)			(664,544)
Cash and common stock issued for equity issuance costs (in shares)	1,000,000
Common stock returned as part of extinguishment of notes payable	$ (250)	(874,750)			(875,000)
Common stock returned as part of extinguishment of notes payable (in shares)	(2,500,000)
Common stock issued compensation subject to performance	$ 2,000				2,000
Common stock issued compensation subject to performance (in shares)	20,000,000
Loss on modification of warrants		158,327			158,327
Common stock issued upon exercise of warrants	$ 53	26,347			26,400
Common stock issued upon exercise of warrants (in shares)	528,000
Net loss			(17,481,629)		(17,481,629)
Foreign currency translation				(53,760)	(53,760)
Balance, ending at Dec. 31, 2017	$ 40,331	79,053,339	(66,407,622)	254,851	$ 12,940,899
Balance, ending (in shares) at Dec. 31, 2017	403,311,988				403,311,988
Stock-based compensation	$ 72	738,140			$ 738,212
Stock-based compensation (in shares)	720,000
Exercise of common stock warrants	$ 168	(168)
Exercise of common stock warrants (in shares)	1,676,240
Net loss			(2,752,925)		(2,752,925)
Foreign currency translation				26,289	26,289
Balance, ending at Mar. 31, 2018	$ 40,571	79,791,311	(69,160,547)	281,140	10,952,475
Balance, ending (in shares) at Mar. 31, 2018	405,708,228
Balance, beginning at Dec. 31, 2017	$ 40,331	79,053,339	(66,407,622)	254,851	$ 12,940,899
Balance, beginning (in shares) at Dec. 31, 2017	403,311,988				403,311,988
Issuance of common stock for cash	$ 6,407	8,945,522			$ 8,951,929
Issuance of common stock for cash (in shares)	64,072,001
Restricted stock issued for services	$ 521	245,372			245,893
Restricted stock issued for services (in shares)	5,206,334
Common stock issued for services	$ 46	97,080			97,126
Common stock issued for services (in shares)	456,735
Stock-based compensation		2,429,959			2,429,959
Exercise of common stock warrants	$ 350	(350)
Exercise of common stock warrants (in shares)	3,498,943
Cashless exercise of common stock options	$ 163	(163)
Cashless exercise of common stock options (in shares)	1,633,443
Common stock issued for loan extension	$ 150	(150)
Common stock issued for loan extension (in shares)	1,500,000
Cancellation of shares in settlement of amounts due from prior acquisition	$ (73)	73
Cancellation of shares in settlement of amounts due from prior acquisition (in shares)	(728,448)
Net loss			(10,027,613)		(10,027,613)
Foreign currency translation				(47,097)	(47,907)
Balance, ending at Dec. 31, 2018	$ 47,895	90,770,682	(76,435,235)	207,754	$ 14,591,096
Balance, ending (in shares) at Dec. 31, 2018	478,950,996				478,950,996
Stock-based compensation		415,379			$ 415,379
Net loss			(2,262,739)		(2,262,739)
Foreign currency translation				24,228	24,228
Balance, ending at Mar. 31, 2019	$ 47,895	$ 91,186,061	$ (78,697,974)	$ 231,982	$ 12,767,964
Balance, ending (in shares) at Mar. 31, 2019	478,950,996				478,950,996